INTANGIBLE ASSETS AND GOODWILL - Carrying Amount of Goodwill by Reporting Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 121	$ 121	$ 0
Acquisition from business combination	662	0	121
Goodwill, ending balance	783	121	121
Annuities
Goodwill [Roll Forward]
Goodwill, beginning balance	41	41	0
Acquisition from business combination	662	0	41
Goodwill, ending balance	703	41	41
P&C
Goodwill [Roll Forward]
Goodwill, beginning balance	45	45	0
Acquisition from business combination	0	0	45
Goodwill, ending balance	45	45	45
Life Insurance
Goodwill [Roll Forward]
Goodwill, beginning balance	35	35	0
Acquisition from business combination	0	0	35
Goodwill, ending balance	$ 35	$ 35	$ 35